Receivables - Allowance for Doubtful Accounts (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Receivables [Abstract]
Balance as of beginning of year	$ 2	$ 2
Increase in allowance charged to expense	0	1	1
Accounts charged against the allowance, net of recoveries	0	(1)	(1)
Balance as of end of year	$ 2	$ 2	$ 2